ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Information To Statements Of Comprehensive Loss
Cost of revenues from sale	$ 5,997	$ 5,792	$ 4,917
Cost of revenues from lease	3,562	1,670	1,790
Cost of revenues from sale related service	648	678	324
Cost of revenues from other service	228	168	98
Total cost of revenues	$ 10,435	$ 8,308	$ 7,129